SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
Schedule of stock by class

Authorized share capital:
(in thousands of $ except per share amount)	2012	2011
50 million common shares of $0.01 each	500	500

Issued and fully paid share capital:
(in thousands of $ except per share amount)	2012	2011
24,437,000 common shares of $0.01 par value (2011: 24,425,699 shares)	244	244